UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21248

Morgan Stanley Allocator Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	January 31, 2008

Date of reporting period:	July 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Allocator Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended July 31, 2007

Total Return for the 6 Months Ended July 31, 2007
Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lehman Brothers U.S. Aggregate Index[2]	Lipper Flexible Portfolio Funds Index[3]
1.30%	0.97%	0.98%	1.50%	2.10%	1.86%	4.46%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Global economic conditions remained positive throughout the six-month reporting period ending July 31, 2007. Stable gross domestic product (GDP) growth in the U.S. and above-trend growth in most overseas economies provided a positive backdrop for equity, fixed income and short-term investments.

In the U.S., moderating inflation reassured investors that the Federal Open Market Committee (the "Fed") had most likely completed its recent policy tightening activity. In fact, the Fed held the federal funds target rate at 5.25 percent throughout the period. U.S. GDP growth averaged about 2.5 percent for the period under review, indicating that monetary policy had contributed to the economy's slowdown.

Overseas, both developed and developing economies posted solid growth, and did so with little inflationary pressures of their own. Europe benefited from accelerating export activity, while the United Kingdom posted strong real estate and investment gains. China, India, Brazil and Eastern Europe encouraged both domestic and external capital investment, fueling growth and increased demand for labor. Japan struggled to join the global recovery, as domestic spending and investment activity within that country remained sluggish. Echoing the actions taken by the U.S. Fed earlier, central banks around the world began to raise local interest rates in an attempt to avoid the potential inflation spirals that had choked off growth cycles in the past.

Performance Analysis

All share classes of Morgan Stanley Allocator Fund underperformed the S&P 500® Index, the Lehman Brothers U.S. Aggregate Index and the Lipper Flexible Portfolio Funds Index for the six months ended July 31, 2007, assuming no deduction of applicable sales charges.

Morgan Stanley Allocator Fund's flexible investment approach allows investment across stocks, bonds, cash and other investment classes. To determine the specific allocation among asset classes throughout the period, we rigorously evaluate a comprehensive array of quantitative and qualitative factors. The quantitative analysis comprises an extensive asset class review of many macroeconomic variables, with primary focus on three core factors: monetary policy and its impact on liquidity, inflation trends and corporate profitability. A second, more qualitative process then broadens the analysis to determine which individual sectors and industries would offer the best opportunities, in our view, given the macroeconomic climate.

We maintained a consistent asset allocation throughout the period under review, as a more defensive stance toward fixed income contrasted with a positive view toward equities. As of July 31, 2007, the Fund's asset allocation stood at 73 percent equity (versus a neutral benchmark weight of 55 percent*), 12 percent fixed income (versus a neutral benchmark weight of 35 percent), 13 percent cash and short-term investments (versus a neutral benchmark weight of 10 percent) and 2 percent other.

Within the stock portion, the Fund's sector exposures also remained generally consistent throughout the period, with only minor changes to our individual security holdings. Among the 10 S&P 500 Index broad equity sectors, the Fund held its largest exposures in the information technology, financials, and health care sectors, while its smallest sector exposures included utilities, materials, and telecommunications.

The fixed income component of the Fund remained generally defensive throughout the period under review. Long-term U.S. government bond exposure represented about 60 percent of all fixed income securities, with the balance held in corporates, mortgages and other credits.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

*Source: Morgan Stanley Investment Management. The "neutral weight" reflects the average allocation held by U.S. pension funds.

TOP 10 HOLDINGS
U.S. Treasury Securities	6.2%
Exxon Mobil Corp.	3.4
General Electric Co.	2.3
AT&T Inc.	2.0
Microsoft Corp.	2.0
Citigroup Inc.	1.8
Bank of America Corp.	1.7
UST Inc.	1.7
Kraft Foods Inc. (Class A)	1.6
Altria Group, Inc.	1.4
PORTFOLIO COMPOSITION*
Common Stocks	74.6%
Short-Term Investments	13.6
U.S. Government Agencies & Obligations	6.8
Convertible Bonds	1.7
Other Securities	1.6
Corporate Bonds	1.3
Convertible Preferred Stocks	0.4

*Does not include open long futures with an underlying face amount of $7,118,016 with unrealized appreciation of $10,844 and open short futures with an underlying face amount of $4,448,251 with unrealized depreciation of $45,969.

Data as of July 31, 2007. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., actively allocates the Fund's assets among the three major asset categories of equity securities (including depositary receipts), fixed-income securities and money market instruments, the combination of which will be varied from time to time both with respect to industry sector weightings and types of securities in response to changing market and economic trends. There is no limit as to the percentage of assets that may be allocated to any one asset class. The Fund may invest 100 percent of its assets in any one of the three major asset categories mentioned above at any time. It is anticipated that there will be significant fluctuations in the allocations over time and, thus, the Fund may exhibit higher volatility than other funds. The Investment Adviser generally considers selling an investment when it determines the security no longer satisfies its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended July 31, 2007
Symbol	Class A Shares* (since 02/26/03) ALRAX		Class B Shares** (since 02/26/03) ALRBX		Class C Shares† (since 02/26/03) ALRCX		Class D Shares†† (since 02/26/03) ALRDX
1 Year	11.39% 5.55	[4] [5]	10.56% 5.58	[4] [5]	10.54% 9.54	[4] [5]	11.63% —	[4]
Since Inception	9.05 7.73	[4] [5]	8.23 7.88	[4] [5]	8.24 8.24	[4] [5]	9.31 —	[4]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Standard & Poor's 500® Index (S&P 500 ®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lehman Brothers U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Flexible Portfolio Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/07 – 07/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	02/01/07	07/31/07	02/01/07 – 07/31/07
Class A
Actual (1.30% return)	$1,000.00	$1,013.00	$7.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.30
Class B
Actual (0.97% return)	$1,000.00	$1,009.70	$11.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.84	$11.03
Class C
Actual (0.98% return)	$1,000.00	$1,009.80	$11.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.84	$11.03
Class D
Actual (1.50% return)	$1,000.00	$1,015.00	$6.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.79	$6.06

*  Expenses are equal to the Fund's annualized expense ratios of 1.46%, 2.21%, 2.21% and 1.21% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one- and three-year periods ended November 30, 2006 and for the period February 28, 2003 to November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that a new portfolio manager had recently been added to the Fund. The Board concluded that the Fund's performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were acceptable given the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund's assets were relatively small. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (74.8%)
	Advertising/Marketing Services (1.0%)
13,286	Omnicom Group Inc.	$689,145
	Aerospace & Defense (2.4%)
5,865	Boeing Co. (The)	606,617
2,377	General Dynamics Corp.	186,737
692	L-3 Communications Holdings, Inc.	67,512
2,156	Lockheed Martin Corp.	212,323
2,093	Northrop Grumman Corp.	159,277
4,772	Raytheon Co.	264,178
2,646	Rockwell Collins, Inc.	181,780
		1,678,424
	Agricultural Commodities/Milling (0.4%)
8,922	Archer-Daniels-Midland Co.	299,779
	Biotechnology (2.9%)
15,753	Amgen Inc.*	846,566
4,283	Biogen Idec Inc.*	242,161
4,532	Celgene Corp.*	274,458
3,644	Genzyme Corp.*	229,827
11,644	Gilead Sciences, Inc.*	433,506
296	Millipore Corp.*	23,269
		2,049,787
	Broadcasting (0.0%)
968	Citadel Broadcasting Corp.	4,859
	Chemicals: Major Diversified (0.4%)
6,561	Dow Chemical Co. (The)	285,272
	Coal (0.1%)
977	CONSOL Energy, Inc.	40,692
	Commercial Printing/Forms (0.1%)
1,332	Donnelley (R.R.) & Sons Co.	56,290
	Computer Communications (1.6%)
2,348	Avaya Inc.*	38,836
33,278	Cisco Systems, Inc.*	962,067
3,079	Juniper Networks, Inc.*	92,247
909	QLogic Corp.*	12,081
		1,105,231

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Computer Peripherals (0.4%)
12,911	EMC Corp.*	$238,983
553	Lexmark International, Inc. (Class A)*	21,866
2,090	Network Appliance, Inc.*	59,231
		320,080
	Computer Processing Hardware (2.5%)
4,325	Apple Inc.*	569,862
13,048	Dell Inc.*	364,953
15,019	Hewlett-Packard Co.	691,325
960	NCR Corp.*	50,131
18,902	Sun Microsystems, Inc.*	96,400
		1,772,671
	Contract Drilling (0.4%)
1,615	Nabors Industries Ltd. (Bermuda)*	47,223
631	Noble Corp. (Cayman Islands)	64,652
575	Rowan Companies, Inc.	24,259
1,501	Transocean Inc. (Cayman Islands)*	161,282
		297,416
	Department Stores (0.6%)
6,755	Kohl's Corp.*	410,704
	Discount Stores (0.7%)
8,362	Costco Wholesale Corp.	500,048
	Drugstore Chains (0.1%)
1,820	CVS Caremark Corp.	64,046
	Electrical Products (0.4%)
1,038	Cooper Industries, Ltd. (Class A) (Bermuda)	54,931
4,892	Emerson Electric Co.	230,266
763	Molex Inc.	21,623
		306,820
	Electronic Components (0.1%)
970	Jabil Circuit, Inc.	21,854
1,058	SanDisk Corp.*	56,741
3,242	Sanmina-SCI Corp.*	8,915
5,184	Solectron Corp.*	19,492
		107,002

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Equipment/Instruments (0.3%)
2,387	Agilent Technologies, Inc.*	$91,064
1,402	JDS Uniphase Corp.*	20,091
1,039	Rockwell Automation, Inc.	72,720
499	Tektronix, Inc.	16,392
		200,267
	Electronic Production Equipment (0.6%)
8,388	Applied Materials, Inc.	184,872
3,959	ASML Holding N.V. (Netherlands)*	116,167
1,046	KLA-Tencor Corp.	59,402
680	Novellus Systems, Inc.*	19,394
1,147	Teradyne, Inc.*	17,996
318	Verigy Ltd (Singapore)*	7,778
		405,609
	Electronics/Appliances (1.4%)
18,567	SONY CORP (ADR) (Japan)	979,224
	Engineering & Construction (0.1%)
461	Fluor Corp.	53,250
	Environmental Services (0.2%)
1,464	Allied Waste Industries, Inc.*	18,842
3,386	Waste Management, Inc.	128,770
		147,612
	Finance/Rental/Leasing (0.1%)
1,336	CIT Group, Inc.	55,016
370	Ryder System, Inc.	20,117
		75,133
	Financial Conglomerates (3.0%)
27,876	Citigroup Inc.	1,298,185
18,968	JPMorgan Chase & Co.	834,782
		2,132,967
	Financial Publishing/Services (0.2%)
772	Equifax Inc.	31,235
1,683	Moody's Corp.	90,545
		121,780

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified (2.9%)
17,652	Kellogg Co.	$914,550
35,457	Kraft Foods Inc. (Class A)	1,161,217
		2,075,767
	Forest Products (0.2%)
1,676	Weyerhaeuser Co.	119,398
	Gas Distributors (0.1%)
2,585	Spectra Energy Corp.	65,840
	Hospital/Nursing Management (0.1%)
1,219	Health Management Associates, Inc. (Class A)	9,825
400	Manor Care, Inc.	25,340
2,425	Tenet Healthcare Corp.*	12,562
		47,727
	Hotels/Resorts/Cruiselines (0.1%)
1,695	Starwood Hotels & Resorts Worldwide, Inc.	106,717
	Household/Personal Care (1.1%)
11,729	Colgate-Palmolive Co.	774,114
	Industrial Conglomerates (3.9%)
42,116	General Electric Co.	1,632,416
7,111	Honeywell International, Inc.	408,954
1,603	Textron Inc.	180,963
7,828	United Technologies Corp.	571,209
		2,793,542
	Information Technology Services (1.4%)
897	Citrix Systems, Inc.*	32,444
8,450	International Business Machines Corp.	934,992
		967,436
	Integrated Oil (5.7%)
10,303	Chevron Corp.	878,434
7,378	ConocoPhillips	596,438
28,596	Exxon Mobil Corp.	2,434,377
1,014	Hess Corp.	62,057
868	Murphy Oil Corp.	53,851
		4,025,157

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet Software/Services (1.1%)
1,091	Google Inc. (Class A)*	$556,410
1,332	VeriSign, Inc.*	39,547
6,905	Yahoo! Inc.*	160,541
		756,498
	Investment Banks/Brokers (3.1%)
1,355	Ameriprise Financial, Inc.	81,666
1,251	Bear Stearns Companies, Inc. (The)	151,646
135	CME Group Inc.	74,587
3,679	E*TRADE Financial Corp.*	68,135
3,881	Goldman Sachs Group, Inc. (The)	730,948
4,627	Lehman Brothers Holdings Inc.	286,874
7,638	Merrill Lynch & Co., Inc.	566,740
10,996	Schwab (Charles) Corp. (The)	221,349
		2,181,945
	Investment Managers (0.6%)
497	Federated Investors, Inc. (Class B)	17,897
833	Franklin Resources, Inc.	106,099
1,192	Janus Capital Group Inc.	35,832
710	Legg Mason, Inc.	63,900
1,475	Price (T.) Rowe Group Inc.	76,892
1,867	State Street Corp.	125,145
		425,765
	Major Banks (4.1%)
25,434	Bank of America Corp.	1,206,080
6,409	Bank of New York Mellon Corp.	272,703
1,004	Comerica Inc.	52,871
10,379	U.S. Bancorp	310,851
8,933	Wachovia Corp.	421,727
19,107	Wells Fargo & Co.	645,243
		2,909,475
	Major Telecommunications (3.2%)
36,294	AT&T Inc.	1,421,273
982	Embarq Corp.	60,678
19,229	Verizon Communications, Inc.	819,540
		2,301,491

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Managed Health Care (1.3%)
2,821	Aetna Inc.*	$135,605
1,581	CIGNA Corp.	81,643
806	Coventry Health Care, Inc.*	44,983
783	Humana Inc.*	50,182
6,875	UnitedHealth Group Inc.	332,956
3,264	WellPoint Inc.*	245,192
		890,561
	Media Conglomerates (1.3%)
12,605	Disney (Walt) Co. (The)	415,965
25,739	Time Warner, Inc.	495,733
		911,698
	Medical Distributors (0.4%)
1,039	AmerisourceBergen Corp.	48,947
2,106	Cardinal Health, Inc.	138,427
1,459	McKesson Corp.	84,272
715	Patterson Companies Inc.*	25,647
		297,293
	Medical Specialties (1.8%)
857	Applera Corp. - Applied Biosystems Group	26,756
498	Bard (C.R.), Inc.	39,078
276	Bausch & Lomb Inc.	17,645
3,365	Baxter International Inc.	176,999
1,262	Becton, Dickinson & Co.	96,366
1,226	Biomet, Inc.	55,820
6,474	Boston Scientific Corp.*	85,133
802	Hospira, Inc.*	31,013
6,169	Medtronic, Inc.	312,583
684	PerkinElmer, Inc.	19,036
1,806	St. Jude Medical, Inc.*	77,911
1,456	Stryker Corp.	90,898
2,132	Thermo Fisher Scientific, Inc.*	111,312
503	Waters Corp.*	29,305
1,302	Zimmer Holdings, Inc.*	101,244
		1,271,099
	Miscellaneous Commercial Services (0.0%)
830	Cintas Corp.	30,345

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Motor Vehicles (0.9%)
18,336	HONDA MOTOR CO., LTD. (ADR) (Japan)	$660,463
	Office Equipment/Supplies (0.1%)
653	Avery Dennison Corp.	40,055
	Oil & Gas Pipelines (0.2%)
3,325	El Paso Corp.	55,361
2,893	Williams Companies, Inc. (The)	93,299
		148,660
	Oil & Gas Production (1.3%)
2,402	Anadarko Petroleum Corp.	120,893
1,687	Apache Corp.	136,377
2,039	Chesapeake Energy Corp.	69,408
2,091	Devon Energy Corp.	156,009
1,300	EOG Resources, Inc.	91,130
4,636	Occidental Petroleum Corp.	262,954
1,732	XTO Energy, Inc.	94,446
		931,217
	Oil Refining/Marketing (0.6%)
3,366	Marathon Oil Corp.	185,803
715	Sunoco, Inc.	47,705
3,268	Valero Energy Corp.	218,989
		452,497
	Oilfield Services/Equipment (0.8%)
1,712	Baker Hughes Inc.	135,334
1,722	BJ Services Co.	45,030
5,121	Halliburton Co.	184,458
891	National-Oilwell Varco Inc.*	107,018
1,878	Weatherford International Ltd. (Bermuda)*	103,910
		575,750
	Other Consumer Services (0.3%)
6,380	eBay Inc.*	206,712
	Other Transportation (0.3%)
350	Aeroports de Paris (ADP) (France)	39,358
38,000	Beijing Capital International Airport Co., Ltd. (China)	63,200
330	Fraport AG (Germany)	22,386
8,000	Grupo Aeroportuario del Pacifico SA de CV (B Shares) (Mexico)	38,885
2,400	Japan Airport Terminal Co., Ltd. (Japan)	41,914
		205,743

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Packaged Software (3.3%)
3,233	Adobe Systems Inc.*	$130,258
1,269	Autodesk, Inc.*	53,768
1,163	BMC Software, Inc.*	33,401
2,478	CA Inc.	62,148
2,129	Compuware Corp.*	19,864
1,807	Intuit Inc.*	51,752
48,196	Microsoft Corp.	1,397,202
2,015	Novell, Inc.*	13,521
20,789	Oracle Corp.*	397,486
658	Parametric Technology Corp.*	11,601
10,522	Sage Group PLC (The) (United Kingdom)	48,798
5,596	Symantec Corp.*	107,443
		2,327,242
	Personnel Services (0.2%)
1,312	Monster Worldwide Inc.*	51,024
1,884	Robert Half International, Inc.	64,037
		115,061
	Pharmaceuticals: Generic Drugs (0.0%)
305	Barr Pharmaceuticals Inc.*	15,622
615	Mylan Laboratories Inc.	9,858
311	Watson Pharmaceuticals, Inc.*	9,461
		34,941
	Pharmaceuticals: Major (2.9%)
4,114	Abbott Laboratories	208,539
5,338	Bristol-Myers Squibb Co.	151,653
2,741	Eli Lilly & Co.	148,261
7,674	Johnson & Johnson	464,277
5,480	Merck & Co. Inc.	272,082
20,761	Pfizer Inc.	488,091
4,027	Schering-Plough Corp.	114,931
3,754	Wyeth	182,144
		2,029,978
	Pharmaceuticals: Other (0.1%)
780	Allergan, Inc.	45,341
921	Forest Laboratories, Inc.*	37,024
760	King Pharmaceuticals, Inc.*	12,928
		95,293

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers (0.2%)
3,281	Allstate Corp. (The)	$174,385
	Real Estate Investment Trusts (0.8%)
529	Apartment Investment & Management Co. (Class A)	22,350
1,233	Archstone-Smith Trust	70,787
495	Boston Properties, Inc.	46,773
1,703	Equity Residential	67,796
1,165	Kimco Realty Corp.	43,489
1,042	Plum Creek Timber Co., Inc.	40,492
1,423	ProLogis	80,969
445	Public Storage, Inc.	31,190
1,049	Simon Property Group, Inc.	90,770
659	Vornado Realty Trust	70,533
		565,149
	Recreational Products (0.9%)
1,691	Electronic Arts Inc.*	82,250
24,180	Mattel, Inc.	553,964
		636,214
	Regional Banks (0.1%)
1,022	Northern Trust Corp.	63,834
	Restaurants (0.8%)
12,015	McDonald's Corp.	575,158
	Semiconductors (1.2%)
1,463	Advanced Micro Devices, Inc.*	19,809
1,074	Altera Corp.	24,917
904	Analog Devices, Inc.	32,047
1,257	Broadcom Corp. (Class A)*	41,242
15,697	Intel Corp.	370,763
829	Linear Technology Corp.	29,554
1,013	LSI Corp.*	7,294
857	Maxim Integrated Products, Inc.	27,167
2,168	Micron Technology, Inc.*	25,734
845	National Semiconductor Corp.	21,962
953	NVIDIA Corp.*	43,609
555	PMC - Sierra, Inc.*	4,229
4,418	Texas Instruments Inc.	155,469
854	Xilinx, Inc.	21,350
		825,146

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Services to the Health Industry (0.5%)
1,356	Express Scripts, Inc.*	$67,976
1,049	IMS Health Inc.	29,508
623	Laboratory Corp. of America Holdings*	46,009
1,574	Medco Health Solutions, Inc.*	127,919
834	Quest Diagnostics Inc.	46,262
		317,674
	Specialty Telecommunications (0.2%)
2,232	Citizens Communications Co.	32,208
10,693	Qwest Communications International Inc.*	91,211
3,279	Windstream Corp.	45,119
		168,538
	Steel (0.3%)
2,240	Nucor Corp.	112,448
820	United States Steel Corp.	80,598
		193,046
	Telecommunication Equipment (2.8%)
697	ADC Telecommunications, Inc.*	13,027
4,932	Alcatel-Lucent (ADR) (France)	57,211
1,039	Andrew Corp.*	14,608
557	Ciena Corp.*	20,347
1,068	Comverse Technology, Inc.*	20,580
9,662	Corning Inc.*	230,342
13,360	Motorola, Inc.	226,986
20,480	Nokia Oyj (Finland)	585,878
9,313	QUALCOMM Inc.	387,886
110,531	Telefonaktiebolaget LM Ericsson (B Shares) (Sweden)	413,904
2,540	Tellabs, Inc.*	28,829
		1,999,598
	Tobacco (3.1%)
15,061	Altria Group, Inc.	1,001,105
22,269	UST Inc.	1,192,505
		2,193,610
	Trucks/Construction/Farm Machinery (0.5%)
3,217	Caterpillar Inc.	253,500
1,137	Deere & Co.	136,918
		390,418

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wholesale Distributors (0.0%)
396	Grainger (W.W.), Inc.	$34,595
	Total Common Stocks (Cost $43,262,600)	53,016,953
	Investment Trusts/Mutual Funds (1.1%)
13,000	Market Vectors Gold Miners ETF	519,220
4,100	streetTRACKS Gold Trust*	269,739
	Total Investment Trusts/Mutual Funds (Cost $753,797)	788,959
	Convertible Preferred Stock (0.4%)
	Life/Health Insurance
8,800	MetLife, Inc. (Series B) $6.375 (Cost $227,920)	262,944

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	U.S. Government & Agencies Obligations (6.8%)
	Federal National Mortgage Assoc.
$66		7.00%	07/01/29	68,119
28		7.00	04/01/32	28,797
257		7.00	11/01/34	265,652
5		7.00	12/01/35	4,668
64	Federal National Mortgage Assoc. ARM	7.498	07/01/36	65,810
	U.S. Treasury Bonds
1,125		6.125	08/15/29	1,295,245
85		6.375	08/15/27	99,570
50		8.125	08/15/21	65,680
	U.S. Treasury Notes
250		3.875	02/15/13	241,172
100		4.625	02/15/17	98,742
450		4.875	02/15/12	455,801
2,130		5.625	05/15/08	2,142,482
	Total U.S. Government & Agencies Obligations (Cost $4,859,522)			4,831,738
	Convertible Bonds (1.7%)
	Airlines (0.9%)
350	Continental Airlines Inc.	5.00	06/15/23	619,937

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Electronic Equipment/Instruments (0.4%)
$300	JDS Uniphase Corp.	0.00%		11/15/10	$279,750
	Internet Retail (0.4%)
300	Amazon.com, Inc.	4.75		02/01/09	323,250
	Total Convertible Bonds (Cost $865,233)				1,222,937
	Corporate Bonds (1.3%)
	Aerospace & Defense (0.0%)
14	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664		09/15/13	14,955
	Air Freight/Couriers (0.0%)
10	FedEx Corp.	7.25		02/15/11	10,578
	Beverages: Alcoholic (0.1%)
15	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	14,097
15	Miller Brewing Co. - 144A**	4.25		08/15/08	14,792
					28,889
	Cable/Satellite TV (0.1%)
20	Comcast Cable Communications, Inc.	6.75		01/30/11	20,722
20	EchoStar DBS Corp.	6.375		10/01/11	19,250
					39,972
	Chemicals: Major Diversified (0.0%)
15	ICI Wilmington Inc.	4.375		12/01/08	14,751
	Electric Utilities (0.1%)
5	Detroit Edison Co. (The)	6.125		10/01/10	5,108
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,846
10	Entergy Gulf States, Inc.	5.76	††	12/01/09	10,003
10	Entergy Gulf States, Inc. - 144A**	6.11	††	12/08/08	10,030
14	PSEG Energy Holdings Inc.	8.625		02/15/08	14,227
10	Texas Eastern Transmission, LP	7.00		07/15/32	11,043
15	Wisconsin Electric Power Co.	3.50		12/01/07	14,907
					75,164
	Electronics/Appliances (0.0%)
10	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	9,760
	Finance/Rental/Leasing (0.1%)
20	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	19,587
15	Ford Motor Credit Co. LLC	7.25		10/25/11	13,722

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$20	Nationwide Building Society - 144A** (United Kingdom)	4.25%		02/01/10	$19,495
20	Residential Capital LLC	6.375		06/30/10	18,839
15	SLM Corp.	4.00		01/15/10	14,056
					85,699
	Financial Conglomerates (0.1%)
45	General Electric Capital Corp. (Series MTN-A)	5.45		01/15/13	44,943
25	General Motors Acceptance Corp. LLC	6.875		09/15/11	23,268
					68,211
	Food: Major Diversified (0.0%)
10	ConAgra Foods, Inc.	7.00		10/01/28	10,250
	Gas Distributors (0.0%)
20	NiSource Finance Corp.	5.93	††	11/23/09	20,016
	Household/Personal Care (0.0%)
20	Clorox Co. (The)	5.485	††	12/14/07	20,011
	Insurance Brokers/Services (0.2%)
100	Farmers Exchange Capital - 144A**	7.05		07/15/28	93,725
	Major Banks (0.2%)
25	MBNA Corp. (Series MTN-F)	5.79	††	05/05/08	25,092
90	Wachovia Corp.	5.30		10/15/11	89,070
					114,162
	Major Telecommunications (0.1%)
15	AT&T Corp.	8.00		11/15/31	17,933
15	France Telecom S.A. (France)	8.50		03/01/31	18,847
10	SBC Communications, Inc.	6.15		09/15/34	9,616
10	Sprint Capital Corp.	8.75		03/15/32	11,018
15	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	14,467
15	Telefonica Europe BV (Netherlands)	8.25		09/15/30	17,186
					89,067
	Managed Health Care (0.0%)
10	WellPoint, Inc.	4.25		12/15/09	9,735
	Motor Vehicles (0.0%)
5	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	6,206

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Multi-Line Insurance (0.1%)
$35	AIG SunAmerica Global Financing VI - 144A**	6.30%		05/10/11	$36,120
10	American General Finance Corp. (Series MTN-I)	4.625		05/15/09	9,917
10	Equitable Co.	6.50		04/01/08	10,063
					56,100
	Other Metals/Minerals (0.0%)
15	Brascan Corp. (Canada)	7.125		06/15/12	15,878
	Property - Casualty Insurers (0.1%)
10	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	10,498
10	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	9,977
20	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	19,997
25	XLLIAC Global Funding - 144A**	4.80		08/10/10	24,544
					65,016
	Railroads (0.0%)
5	Union Pacific Corp.	6.625		02/01/08	5,028
	Regional Banks (0.0%)
15	Marshall & Ilsley Bank (Series BKN-T)	3.80		02/08/08	14,871
	Savings Banks (0.1%)
35	Household Finance Corp.	8.00		07/15/10	37,340
20	Sovereign BanCorp Inc.	5.59	††	03/23/10	20,003
13	Washington Mutual Inc.	8.25		04/01/10	13,875
					71,218
	Trucks/Construction/Farm Machinery (0.0%)
20	Caterpillar Financial Services Corp. (Series MTN-F)	5.43	††	08/20/07	20,001
	Total Corportate Bonds (Cost $977,386)				959,263
	Collateralized Mortgage Obligations (0.3%)
43	Greenpoint Mortgage Funding Trust 2006-AR2 3A2	5.64	††	03/25/36	43,252
35	Harborview Mortgage Loan Trust 2006-1 2A1A	5.56	††	03/19/37	35,247

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$49	Structured Asset Mortgage Investments Inc. 2006-AR2 A2	5.63	††%	02/25/36	$49,332
38	Structured Asset Mortgage Investments Inc. 2006-AR1 2A2	5.63	††	02/25/36	38,271
14	Washington Mutual Bank 2005-AR15 A1B1	5.57	††	11/25/45	14,479
25	Washington Mutual Bank 2005-AR6, 2AB3	5.59	††	04/25/45	24,723
	Total Collateralized Mortgage Obligations (Cost $204,726)				205,304
	Asset-Backed Securities (0.2%)
	Finance/Rental/Leasing
100	GE Capital Credit Card Master Note Trust 2004-2 A	5.36	††	09/15/10	99,996
25	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	24,708
	Total Asset-Backed Securities (Cost $124,968)				124,704
	Short-Term Investments (13.6%)
	U.S. Government Agencies & Obligations (a) (0.6%)
300	Federal National Mortgage Assoc.	5.07		08/20/07	299,197
100	Federal National Mortgage Assoc.	5.09		10/30/07	98,713
50	U.S. Treasury Bills†	4.845		01/10/08	48,910
	Total U.S. Government Agencies & Obligations (Cost $446,834)				446,820
	Investment Company (b) (13.0%)
9,224	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $9,224,308)				9,224,308
	Total Short-Term Investments (Cost $9,671,142)				9,671,128
	Total Investments (Cost $60,947,294) (c) (d)			100.2%	71,083,930
	Liabilities in Excess of Other Assets			(0.2)	(176,260)
	Net Assets			100.0%	$70,907,670

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

  ADR  American Depositary Receipt.

  ARM  Adjustable Rate Mortgage.

  BKN  Bank Note.

  MTN  Medium - Term Note.

  *  Non-income producing security.

  **  Resale is restricted to qualified institutional investors.

  †  All or a portion of this securities has been physically segregated in connection with open futures contracts in the amount of $14,870.

  ††  Variable rate security. Rate shown is the rate in effect at July 31, 2007.

  (a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  Securities have been designated as collateral in an amount equal to $11,494,533 in connection with open futures contracts.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,021,067 and the aggregate gross unrealized depreciation is $884,431, resulting in net unrealized appreciation of $10,136,636.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments  ■  July 31, 2007 (unaudited) continued

Futures Contracts Open at July 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
51	Long	U.S. Treasury Notes 10 Year, September 2007	$5,478,516	$4,413
8	Long	U.S. Treasury Notes 2 Year, September 2007	1,639,500	6,431
14	Short	U.S. Treasury Notes 5 Year, September 2007	(1,476,563)	(15,523)
27	Short	U.S. Treasury Bonds 30 Year, September 2007	(2,971,688)	(30,446)
		Net Unrealized Depreciation		$(35,125)

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $51,722,986)	$61,859,622
Investments in affiliates (cost $9,224,308)	9,224,308
Receivable for:
Interest	104,089
Dividends	65,526
Dividends from affiliates	43,454
Shares of beneficial interest sold	10,670
Prepaid expenses and other assets	30,432
Total Assets	71,338,101
Liabilities:
Payable for:
Shares of beneficial interest redeemed	214,372
Distribution fee	57,180
Investment advisory fee	43,281
Administration fee	5,184
Accrued expenses and other payables	110,414
Total Liabilities	430,431
Net Assets	$70,907,670
Composition of Net Assets:
Paid-in-capital	$57,621,184
Net unrealized appreciation	10,100,863
Accumulated undistributed net investment income	265,663
Accumulated undistributed net realized gain	2,919,960
Net Assets	$70,907,670
Class A Shares:
Net Assets	$10,385,675
Shares Outstanding (unlimited authorized, $.01 par value)	925,822
Net Asset Value Per Share	$11.22
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.84
Class B Shares:
Net Assets	$51,370,787
Shares Outstanding (unlimited authorized, $.01 par value)	4,671,383
Net Asset Value Per Share	$11.00
Class C Shares:
Net Assets	$8,478,000
Shares Outstanding (unlimited authorized, $.01 par value)	771,448
Net Asset Value Per Share	$10.99
Class D Shares:
Net Assets	$673,208
Shares Outstanding (unlimited authorized, $.01 par value)	59,648
Net Asset Value Per Share	$11.29

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statement of Operations

For the six months ended July 31, 2007 (unaudited)

Net Investment Income: Income
Dividends (net of $3,951 foreign withholding tax)	$532,393
Interest	478,502
Dividends from affiliates	50,988
Total Income	1,061,883
Expenses
Distribution fee (Class A shares)	13,103
Distribution fee (Class B shares)	279,797
Distribution fee (Class C shares)	45,840
Investment advisory fee	256,043
Registration fees	51,477
Professional fees	39,770
Administration fee	30,572
Shareholder reports and notices	29,702
Transfer agent fees and expenses	23,783
Custodian fees	17,062
Trustees' fees and expenses	944
Other	12,301
Total Expenses	800,394
Less: amounts waived/reimbursed	(138)
Less: expense offset	(189)
Net Expenses	800,067
Net Investment Income	261,816
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	3,432,181
Futures contracts	65,514
Foreign exchange transactions	2,504
Net Realized Gain	3,500,199
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(2,804,824)
Futures contracts	(52,144)
Translation of other assets and liabilities denominated in foreign currencies	7
Net Change in Unrealized Appreciation/Depreciation	(2,856,961)
Net Gain	643,238
Net Increase	$905,054

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JULY 31, 2007	FOR THE YEAR ENDED JANUARY 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$261,816	$243,430
Net realized gain	3,500,199	8,087,301
Net change in unrealized appreciation/depreciation	(2,856,961)	(1,290,267)
Net Increase	905,054	7,040,464
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(17,644)	(95,202)
Class B shares	(52,406)	(75,215)
Class C shares	(8,709)	(18,275)
Class D shares	(1,473)	(11,311)
Net realized gain
Class A shares	(60,579)	(1,016,970)
Class B shares	(322,297)	(5,815,479)
Class C shares	(52,686)	(919,235)
Class D shares	(4,443)	(96,031)
Total Dividends and Distributions	(520,237)	(8,047,718)
Net decrease from transactions in shares of beneficial interest	(11,000,902)	(23,273,515)
Net Decrease	(10,616,085)	(24,280,769)
Net Assets:
Beginning of period	81,523,755	105,804,524
End of Period (Including accumulated undistributed net investment income of $265,663 and $84,079, respectively)	$70,907,670	$81,523,755

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Notes to Financial Statements  ■  July 31, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Allocator Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is selecting securities to maximize total investment return through different stages of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

Morgan Stanley Allocator Fund

Notes to Financial Statements  ■  July 31, 2007 (unaudited) continued

supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise

Morgan Stanley Allocator Fund

Notes to Financial Statements  ■  July 31, 2007 (unaudited) continued

will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of July 31, 2007, this did not result in an impact to the Fund's financial statements.

Morgan Stanley Allocator Fund

Notes to Financial Statements  ■  July 31, 2007 (unaudited) continued

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,799,471 at July 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Allocator Fund

Notes to Financial Statements  ■  July 31, 2007 (unaudited) continued

six months ended July 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $81,369 and received $8,390 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended July 31, 2007, advisory fees paid were reduced by $138 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $50,988. During the six months ended July 31, 2007, cost of purchases and sales in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $10,612,553 and $1,388,245, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2007 aggregated $10,710,212 and $23,594,008, respectively. Included in the aforementioned transactions are purchases and sales of U.S. Government Securities of $786,859 and $58,871, respectively.

For the six months ended July 31, 2007, the Fund incurred brokerage commissions of $6,052 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received

Morgan Stanley Allocator Fund

Notes to Financial Statements  ■  July 31, 2007 (unaudited) continued

from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JULY 31, 2007		FOR THE YEAR ENDED JANUARY 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	28,421	$321,658	108,486	$1,245,483
Conversion from Class B	39,665	451,145	73,628	836,512
Reinvestment of dividends and distributions	5,727	65,289	85,427	941,502
Redeemed	(116,603)	(1,321,302)	(418,021)	(4,798,729)
Net decrease — Class A	(42,790)	(483,210)	(150,480)	(1,775,232)
CLASS B SHARES
Sold	18,721	206,168	86,651	985,743
Conversion to Class A	(40,413)	(451,146)	(74,934)	(836,512)
Reinvestment of dividends and distributions	30,481	341,085	476,910	5,170,085
Redeemed	(814,468)	(9,086,892)	(2,050,670)	(23,086,047)
Net decrease — Class B	(805,679)	(8,990,785)	(1,562,043)	(17,766,731)
CLASS C SHARES
Sold	691	7,684	11,132	124,292
Reinvestment of dividends and distributions	5,051	56,476	79,349	860,206
Redeemed	(119,215)	(1,332,967)	(282,826)	(3,173,778)
Net decrease — Class C	(113,473)	(1,268,807)	(192,345)	(2,189,280)
CLASS D SHARES
Sold	5,923	65,075	9,600	110,878
Reinvestment of dividends and distributions	379	4,342	8,306	91,972
Redeemed	(28,930)	(327,517)	(151,770)	(1,745,122)
Net decrease — Class D	(22,628)	(258,100)	(133,864)	(1,542,272)
Net decrease in Fund	(984,570)	$(11,000,902)	(2,038,732)	$(23,273,515)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Allocator Fund

Notes to Financial Statements  ■  July 31, 2007 (unaudited) continued

7. Purposes of and Risks Relating to Certain Financial Instruments

For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options and interest rate futures or in the case of forward contracts, to facilitate settlement of foreign currency denominated securities ("derivative instruments")

These derivative instruments involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of January 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts, capital loss deferrals on wash sales and straddles and tax adjustments on real estate investment trusts ("REITs") held by the Fund.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Allocator Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED JANUARY 31,			FOR THE PERIOD FEBRUARY 26, 2003* THROUGH
	JULY 31, 2007		2007	2006	2005	JANUARY 31, 2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.16		$11.34	$10.62	$11.39	$10.00
Income from investment operations:
Net investment income‡	0.07		0.10	0.05	0.09	0.05
Net realized and unrealized gain	0.08		0.94	0.91	0.32	1.67
Total income from investment operations	0.15		1.04	0.96	0.41	1.72
Less dividends and distributions from:
Net investment income	(0.02)		(0.10)	(0.02)	(0.10)	–
Net realized gain	(0.07)		(1.12)	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(0.09)		(1.22)	(0.24)	(1.18)	(0.33)
Net asset value, end of period	$11.22		$11.16	$11.34	$10.62	$11.39
Total Return†	1.30	%(1)	9.24%	9.25%	3.57%	17.16	%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.46	%(2)(4)	1.38%	1.38%	1.23%	1.23	%(2)
Net investment income	1.32	%(2)(4)	0.90%	0.49%	0.84%	0.47	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$10,386		$10,807	$12,691	$15,527	$22,141
Portfolio turnover rate	17	%(1)	118%	64%	126%	239	%(1)

  *  Commencement of operations.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED JANUARY 31,			FOR THE PERIOD FEBRUARY 26, 2003* THROUGH
	JULY 31, 2007		2007	2006	2005	JANUARY 31, 2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.97		$11.17	$10.54	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		0.02	(0.03)	0.01	(0.03)
Net realized and unrealized gain	0.08		0.91	0.89	0.31	1.67
Total income from investment operations	0.11		0.93	0.86	0.32	1.64
Less dividends and distributions from:
Net investment income	(0.01)		(0.01)	(0.01)	(0.01)	–
Net realized gain	(0.07)		(1.12)	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(0.08)		(1.13)	(0.23)	(1.09)	(0.33)
Net asset value, end of period	$11.00		$10.97	$11.17	$10.54	$11.31
Total Return†	0.97	%(1)	8.37%	8.37%	2.84%	16.36	%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.21	%(2)(4)	2.13%	2.13%	1.98%	2.02	%(2)
Net investment income (loss)	0.57	%(2)(4)	0.15%	(0.26)%	0.09%	(0.32	)%(2)
Supplemental Data:
Net assets, end of period, in thousands	$51,371		$60,091	$78,623	$116,344	$157,175
Portfolio turnover rate	17	%(1)	118%	64%	126%	239	%(1)

  *  Commencement of operations.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED JANUARY 31,			FOR THE PERIOD FEBRUARY 26, 2003* THROUGH
	JULY 31, 2007		2007	2006	2005	JANUARY 31, 2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.96		$11.17	$10.54	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		0.02	(0.03)	0.01	(0.03)
Net realized and unrealized gain	0.08		0.91	0.90	0.32	1.67
Total income from investment operations	0.11		0.93	0.87	0.33	1.64
Less dividends and distributions from:
Net investment income	(0.01)		(0.02)	(0.02)	(0.02)	–
Net realized gain	(0.07)		(1.12)	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(0.08)		(1.14)	(0.24)	(1.10)	(0.33)
Net asset value, end of period	$10.99		$10.96	$11.17	$10.54	$11.31
Total Return†	0.98	%(1)	8.44%	8.41%	2.76%	16.36	%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.21	%(2)(4)	2.10%	2.13%	1.96%	2.02	%(2)
Net investment income (loss)	0.57	%(2)(4)	0.18%	(0.26)%	0.11%	(0.32	)%(2)
Supplemental Data:
Net assets, end of period, in thousands	$8,478		$9,703	$12,029	$16,920	$21,927
Portfolio turnover rate	17	%(1)	118%	64%	126%	239	%(1)

*  Commencement of operations.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED JANUARY 31,			FOR THE PERIOD FEBRUARY 26, 2003* THROUGH
	JULY 31, 2007		2007	2006	2005	JANUARY 31, 2004
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.21		$11.39	$10.65	$11.42	$10.00
Income from investment operations:
Net investment income‡	0.09		0.13	0.08	0.12	0.07
Net realized and unrealized gain	0.08		0.94	0.90	0.32	1.68
Total income from investment operations	0.17		1.07	0.98	0.44	1.75
Less dividends and distributions from:
Net investment income	(0.02)		(0.13)	(0.02)	(0.13)	–
Net realized gain	(0.07)		(1.12)	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(0.09)		(1.25)	(0.24)	(1.21)	(0.33)
Net asset value, end of period	$11.29		$11.21	$11.39	$10.65	$11.42
Total Return†	1.50	%(1)	9.45%	9.44%	3.84%	17.46	%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.21	%(2)(4)	1.13%	1.13%	0.98%	1.02	%(2)
Net investment income	1.57	%(2)(4)	1.15%	0.74%	1.09%	0.68	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$673		$923	$2,462	$6,009	$13,006
Portfolio turnover rate	17	%(1)	118%	64%	126%	239	%(1)

  *  Commencement of operations.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

MORGAN STANLEY FUNDS

Morgan Stanley
Allocator Fund

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

Semiannual Report

July 31, 2007

ALRSAN-IU07-03466P-Y07/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007